Non-Controlling Interest (Details Narrative)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Non-controlling Interest
Non-controlling interest, rate	37.69%	37.61%
Exercise of ESOP by employees, rate	0.08%	0.11%